Summary of Significant Accounting Policies (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Securities Antidilutive [Line Items]
Guaranteed investment certificate, interest rate	2.20%
Number of shares potentially issuable are not included in the computation of loss per share	10,813,615	4,644,555	3,554,555
Employee Stock Options [Member]
Securities Antidilutive [Line Items]
Number of shares potentially issuable are not included in the computation of loss per share	2,675,000	2,825,000	1,730,000
Warrants [Member]
Securities Antidilutive [Line Items]
Number of shares potentially issuable are not included in the computation of loss per share	8,138,615	1,819,555	1,824,555
Preference Shares [Member]
Securities Antidilutive [Line Items]
Preference shares, redemption period	5 years
Redemption price per share	$ 0.74